CERT ARCA

NYSE Regulation

11000201

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite [illegible]
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

March 14, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Market Vectors ETF Trust
	CIK:	0001137360
	Filer:	001-32880
	Filing:	Form 8-A filed 3/14/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 2, 2011) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Shares of beneficial interest, no par value per share, of:
Market Vectors Colombia ETF

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig Gray

Craig Gray
Manager, Listing Compliance